DISTRIBUTIONS TO STAPLED UNITHOLDERS (Tables)	12 Months Ended
Dec. 31, 2019
DISTRIBUTIONS TO STAPLED UNITHOLDERS
Schedule of distributions declared

Years ended December 31,	2019		2018
	Total distributions	Distributions per unit	Total distributions	Distributions per unit
Monthly cash distributions declared	$139,331	$2.81	$125,131	$2.73
Special distribution payable in cash	—	—	13,710	$0.30
Special distribution payable in stapled units	—	—	41,128	$0.90
	$139,331		$179,969